Exceptional Items - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of exceptional items [line items]
Exceptional items net	$ 5,797	$ 1,305	$ 818
Samarco dam failure [member]
Disclosure of exceptional items [line items]
Exceptional items net	1,158	176	$ 1,060
Cerro Colorado impairment [Member]
Disclosure of exceptional items [line items]
Exceptional items net		$ 492
Current environmental licence, Expiry date		CY2023
New South Wales Energy Coal [member]
Disclosure of exceptional items [line items]
Exceptional items net	1,704
Cerrejón [Member]
Disclosure of exceptional items [line items]
Exceptional items net	470
Impairment of Potash assets [Member]
Disclosure of exceptional items [line items]
Exceptional items net	$ 2,065